United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 11/30

Date of reporting period:  07/01/2017 - 06/30/2018

Explanatory Note

This Form N-PX/A is intended to replace and supersede the Form N-PX for the period ended June 30, 2018, which was originally filed with the Securities and Exchange Commission on August 29, 2018 (SEC Accession No. 0001104659-18-054150).

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22843

Reporting Period: 07/01/2017 - 06/30/2018

CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

==================== Center Coast MLP & Infrastructure Fund ====================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101

Meeting Date: JUN 05, 2018   Meeting Type: Annual

Record Date:  APR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Pieter Bakker            For       For          Management

1.2   Elect Director Barbara M. Baumann       For       For          Management

1.3   Elect Director Mark C. McKinley         For       For          Management

2     Amend Partnership Agreement             For       Against      Management

3     Ratify Deloitte & Touche LLP as         For       For          Management

      Auditors

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106

Meeting Date: APR 26, 2018   Meeting Type: Annual

Record Date:  FEB 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approval of Board of Directors          For       For          Management

2     Advisory Resolution to Approve          For       For          Management

      Executive Compensation

3     Ratification of Appointment of          For       For          Management

      Independent Auditor

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ONEOK, INC.

Ticker:       OKE            Security ID:  682680103

Meeting Date: MAY 23, 2018   Meeting Type: Annual

Record Date:  MAR 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approval of Board of Directors          For       For          Management

2     Ratification of Appointment of          For       For          Management

      Independent Accounting Firm

3     Approval of Equity Incentive Plan       For       For          Management

4     Approval of Executive Officer           For       For          Management

      Compensation

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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105

Meeting Date: MAY 15, 2018   Meeting Type: Annual

Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approval of Board of Directors          For       For          Management

2     Ratification of Appointment of          For       For          Management

      Independent Accounting Firm

3     Approval of Executive Officer           For       For          Management

      Compensation

4     Frequency of Future Advisory Votes for  1 Year    1 Year       Management

      Approval of Executive Officer

      Compensation

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SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105

Meeting Date: MAY 16, 2018   Meeting Type: Annual

Record Date:  MAR 29, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approval of Board of Directors          For       For          Management

2     Approval of Executive Officer           For       For          Management

      Compensation

3     Ratification of Appointment of          For       For          Management

      Independent Accounting Firm

4     Approval of Amendment to Company's      For       For          Management

      Certificate of Incorporation to

      increase authorized shares of Class A

      common stock

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TARGA RESOURCES CORPORATION

Ticker:       TRGP           Security ID:  87612G101

Meeting Date: MAY 24, 2018   Meeting Type: Annual

Record Date:  APR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Robert B. Evans          For       For          Management

1.2   Elect Director Joe Bob Perkins          For       For          Management

1.3   Elect Director Ershel C. Redd, Jr.      For       For          Management

2     Ratification of Appointment of          For       For          Management

      Independent Accounting Firm

3     Approval of Executive Officer           For       For          Management

      Compensation

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WESTERN GAS PARTNERS, LP

Ticker:       WES            Security ID:  958254104

Meeting Date: OCT 17, 2017   Meeting Type: Special

Record Date:  SEP 05, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Long-Term Incentive Plan        For       For          Management

2     Approve adjournment of special meeting  For       For          Management

      to later date or dates

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WESTERN REFINING LOGISTICS, LP

Ticker:       WNRL           Security ID:  95931Q205

Meeting Date: OCT 27, 2017   Meeting Type: Written Consent

Record Date:  SEP 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approval of merger with Tesoro          For       For          Management

      Logistics

2     Approval of the compensation that may   For       For          Management

      be paid to WNRL's Executive Officers

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: September 20, 2018